Scout
Money Market
Fund


A no-load mutual fund
with primary emphasis
on maximum income
consistent with safety
of principal and
maintenance of liquidity.


Annual Report
June 30, 1996


TO THE SHAREHOLDERS

Scout Money Market Fund's Federal Portfolio earned 5.21% for the fiscal year ended June 30, 1996, while the Prime Portfolio earned
5.27%. The 7-day current yield on June 28, 1996 was 4.79% for the
Federal Portfolio and 4.90% for the Prime Portfolio.

Money market funds are neither insured nor guaranteed by the U.S.
Government. There is no assurance that the Fund will maintain a stable net asset value of one dollar per share.

As noted in our last report, market psychology turned quite negative in the first quarter, and a continuing stream of stronger than expected economic reports during the second quarter reinforced the case for higher interest rates. A strong employment report on July 5, two days after the July Federal Open Market Committee (FOMC) meeting when the Federal Reserve left interest rates unchanged, became the capstone of the negative case and caused a major sell-off in the bond market. In absolute price terms the long bond declined almost three points, its fifth worst trading loss in the past nineteen years. The long bond closed with a yield of 7.19% and for the first time this year the ten year bond closed with a yield of over 7.00%.

Although the market has recovered significantly from these losses we believe that until the Fed tightens or evidence of a slowing economy appears, the markets will be subject to wide changes in yield.

The current consensus view is that the Fed will raise the Fed Funds rate by at least 25 basis points and possibly 50 basis points on or before the November FOMC meeting. We believe most money market instruments have already priced in a 25 basis point move by the Fed and if they move by this amount the market will simply adjust to another 25 basis point move on or before their next meeting. For this reason we have consciously kept the average life of the portfolios somewhat shorter than usual in anticipation of higher rates later in the quarter.

Baird, Kurtz & Dobson, independent auditor for the other Scout
Funds, has been replaced by Geo. S. Olive & Co. LLC, whose opinion is contained in this report.

We appreciate your continued interest in Scout Money Market Fund.

Sincerely,


/s/William A. Faust
William A. Faust
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
June 30, 1996

     Face                                                                  Market
     Amount     Description                               Cost             Value
PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 86.68%
     10,000,000 Abbott Laboratories,
                5.27%, due July 3, 1996               $    9,997,072   $    9,997,072
     6,000,000  Air Products & Chemicals Co.,
                5.28%, due July 5, 1996                    5,996,480        5,996,480
     5,000,000  American Greetings Co.,
                5.36%, due July 16, 1996                   4,988,833        4,988,833
     9,150,000  American Greetings Co.,
                5.35%, due July 18, 1996                   9,126,884        9,126,884
     2,500,000  Ameritech Corp.,
                5.28%, due July 15, 1996                   2,494,867        2,494,867
     5,000,000  Ameritech Corp.,
                5.36%, due August 23, 1996                 4,960,544        4,960,544
     15,000,000 Amoco Co.,
                5.28%, due July 10, 1996                  14,980,200       14,980,200
     5,550,000  Anheuser-Busch Cos. Inc.,
                5.30%, due July 1, 1996                    5,550,000        5,550,000
     10,000,000 Anheuser-Busch Cos. Inc.,
                5.30%, due July 17, 1996                   9,976,444        9,976,444
     5,000,000  Avery Dennison Corp.,
                5.45%, due July 2, 1996                    4,999,243        4,999,243
     9,240,000  BellSouth Telecommunications,
                5.25%, due July 2, 1996                    9,238,653        9,238,653
     5,300,000  Campbell Soup Co.,
                5.32%, due July 12, 1996                   5,291,385        5,291,385
     15,000,000 Chevron Oil Finance Co.,
                5.32%, due July 29, 1996                  14,937,933       14,937,933
     15,000,000 Donnelly (R.R.) Corp.,
                5.55%, due July 1, 1996                   15,000,000       15,000,000
     15,000,000 Duke Power Co.,
                5.31%, due July 12, 1996                  14,975,663       14,975,663
     5,000,000  duPont (E.I.) deNemours & Co.,
                5.35%, due August 5, 1996                  4,973,993        4,973,993
     5,000,000  Gannett Inc.,
                5.28%, due July 15, 1996                   4,989,733        4,989,733
     10,000,000 Gannett Inc.,
                5.33%, due July 18, 1996                   9,974,831        9,974,831
     10,000,000 General Re Corp.,
                5.34%, due July 24, 1996                   9,965,883        9,965,883
     5,000,000  General Re Corp.,
                5.36%, due August 5, 1996                  4,973,944        4,973,944
     5,000,000  Gillette Co.,
                4.75%, due August 15, 1996                 4,997,134        4,997,134
     10,000,000 Heinz H. J. Co.,
                5.28%, due July 2, 1996                    9,998,533        9,998,533
     15,000,000 Hershey Foods Corp.,
                5.28%, due July 24, 1996                  14,949,400       14,949,400
     10,000,000 Knight Ridder Inc.,
                5.28%, due August 8, 1996                  9,944,267        9,944,267
     3,000,000  Laclede Gas Co.,
                5.35%, due July 15, 1996                   2,993,758        2,993,758
     1,000,000  Lilly Eli & Co.,
                5.31%, due August 13, 1996                   993,658          993,658
     2,000,000  Marsh & McLennan Cos. Inc.,
                5.33%, due January 7, 1997                 1,943,739        1,943,739
     15,000,000 Motorola Inc.,
                5.32%, due July 26, 1996                  14,944,583       14,944,583
     7,000,000  Nalco Chemical Co.,
                5.30%, due July 11, 1996                   6,989,694        6,989,694
     8,000,000  Nalco Chemical Co.,
                5.39%, due August 7, 1996                  7,955,682        7,955,682
     2,300,000  PepsiCo Inc.,
                5.32%, due July 8, 1996                    2,297,621        2,297,621
     15,000,000 Proctor & Gamble Co.,
                5.27%, due July 8, 1996                   14,984,629       14,984,629

SHORT-TERM CORPORATE NOTES (Continued)
     2,500,000  Snap on Tools Corp.,
                5.35%, due July 11, 1996                   2,496,285        2,496,285
       500,000  Southwestern Bell Telephone Co.,
                5.32%, due July 11, 1996                     499,261          499,261
     15,000,000 Southwestern Bell Telephone Co.,
                5.25%, due July 22, 1996                  14,954,063       14,954,063
     8,000,000  Wisconsin Electric Power Co.,
                5.30%, due July 8, 1996                    7,991,756        7,991,756
     287,040,000                                         286,326,648      286,326,648

     GOVERNMENT SPONSORED ENTERPRISES - 13.61%
     2,500,000  Federal Farm Credit Bank,
                5.30%, due August 1, 1996                  2,500,000        2,500,000
     5,000,000  Federal Farm Credit Bank,
                4.95%, due March 3, 1997                   4,993,741        4,993,741
     2,500,000  Federal Home Loan Banks,
                8.25%, due September 25, 1996              2,516,314        2,516,314
     1,500,000  Federal Home Loan Banks
                Discount Notes,
                5.00%, due July 1, 1996                    1,500,000        1,500,000
     2,500,000  Federal Home Loan Banks
                Discount Notes,
                5.26%, due January 7, 1997                 2,430,597        2,430,597
     1,500,000  Federal Home Loan Banks
                Discount Notes,
                5.20%, due January 10, 1997                1,458,183        1,458,183
     2,500,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.24%, due July 1, 1996                    2,500,000        2,500,000
     2,000,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.25%, due July 1, 1996                    2,000,000        2,000,000
     1,500,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.31%, due July 5, 1996                    1,499,115        1,499,115
    10,000,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.27%, due July 15, 1996                   9,979,506        9,979,506
     4,000,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.27%, due July 18, 1996                   3,990,046        3,990,046
     2,110,000  Federal National Mortgage
                Association Deb.,
                8.45%, due October 21, 1996                2,129,441        2,129,441
     4,000,000  Federal National Mortgage
                Association Discount Notes,
                5.19%, due September 3, 1996               3,963,093        3,963,093
     1,000,000  Federal National Mortgage
                Association Medium Term Notes,
                5.64%, due October 2, 1996                 1,000,374        1,000,374
     2,500,000  Federal National Mortgage
                Association Medium Term Notes,
                5.68%, due October 7, 1996                 2,500,741        2,500,741
     45,110,000                                           44,961,151       44,961,151

TOTAL INVESTMENTS - 100.29%                           $  331,287,799      331,287,799


Other assets less liabilities - (0.29%)                                      (956,005)

TOTAL NET ASSETS - 100.00%
     (equivalent to 1.00 per share;
     1,500,000,000 shares of 0.01 par value
     capital shares authorized;
     330,361,477 shares outstanding)                                   $  330,331,794

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statement of Net Assets
June 30, 1996



     Face                                                                  Market
     Amount     Description                               Cost             Value
FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES - 101.91%
     1,500,000  Federal Farm Credit Banks,
                5.30%, due August 1, 1996             $    1,500,000   $    1,500,000
     3,000,000  Federal Farm Credit Banks,
                4.95%, due March 3, 1997                   2,996,245        2,996,245
     2,300,000  Federal Farm Credit Banks
                Discount Notes,
                5.24%, due July 15, 1996                   2,295,313        2,295,313
     1,500,000  Federal Home Loan Bank,
                8.25%, due September 25, 1996              1,509,788        1,509,788
     15,000,000 Federal Home Loan Banks
                Discount Notes,
                5.24%, due July 3, 1996                   14,995,633       14,995,633
     10,000,000 Federal Home Loan Banks
                Discount Notes,
                5.23%, due July 8, 1996                    9,989,831        9,989,831
     5,000,000  Federal Home Loan Banks
                Discount Notes,
                5.24%, due July 9, 1996                    4,994,178        4,994,178
     2,500,000  Federal Home Loan Banks
                Discount Notes,
                5.26%, due January 7, 1997                 2,430,597        2,430,597
     2,500,000  Federal Home Loan Banks
                Discount Notes,
                5.27%, due July 29, 1996                   2,489,753        2,489,753
     7,500,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.23%, due July 1, 1996                    7,500,000        7,500,000
     5,500,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.24%, due July 1, 1996                    5,500,000        5,500,000
     3,000,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.25%, due July 1, 1996                    3,000,000        3,000,000
     1,600,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.24%, due July 8, 1996                    1,598,370        1,598,370
     15,000,000 Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.26%, due July 8, 1996                   14,984,658       14,984,658
     5,000,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.28%, due July 11, 1996                   4,992,667        4,992,667
     6,000,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.24%, due July 15, 1996                   5,987,773        5,987,773
     5,000,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.27%, due July 15, 1996                   4,989,753        4,989,753
     3,000,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.17%, due July 16, 1996                   2,993,538        2,993,538
     5,000,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.27%, due July 18, 1996                   4,987,557        4,987,557
     3,000,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.28%, due July 19, 1996                   2,992,080        2,992,080
     27,000,000 Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.29%, due July 24, 1996                  26,908,748       26,908,748
     3,180,000  Federal Home Loan Mortgage
                Corporation Discount Notes,
                5.205%, due July 29, 1996                  3,167,126        3,167,126
     3,000,000  Federal National Mortgage
                Association Ser D Deb.,
                8.00%, due July 10, 1996                   3,001,751        3,001,751
     12,500,000 Federal National Mortgage
                Association Discount Notes,
                5.24%, due July 3, 1996                   12,496,361       12,496,361
     10,000,000 Federal National Mortgage
                Association Discount Notes,
                5.23%, due July 5, 1996                    9,994,189        9,994,189
     12,500,000 Federal National Mortgage
                Association Discount Notes,
                5.24%, due July 8, 1996                   12,487,264       12,487,264
     2,000,000  Federal National Mortgage
                Association Discount Notes,
                5.325%, due July 10, 1996                  1,997,375        1,997,375
     7,400,000  Federal National Mortgage
                Association Discount Notes,
                5.27%, due July 11, 1996                   7,389,167        7,389,167
     20,000,000 Federal National Mortgage
                Association Discount Notes,
                5.25%, due July 15, 1996                  19,959,167       19,959,167
     15,000,000 Federal National Mortgage
                Association Discount Notes,
                5.27%, due July 18, 1996                  14,962,671       14,962,671
     5,000,000  Federal National Mortgage
                Association Discount Notes,
                5.28%, due July 26, 1996                   4,981,667        4,981,667
     7,500,000  Federal National Mortgage
                Association Discount Notes,
                5.30%, due August 27, 1996                 7,437,062        7,437,062

GOVERNMENT SPONSORED ENTERPRISES (Continued)
     2,500,000  Federal National Mortgage
                Association Discount Notes,
                5.19%, due September 3, 1996               2,476,933        2,476,933
     1,000,000  Federal National Mortgage
                Association Medium Term Notes,
                5.64%, due October 2, 1996                 1,000,374        1,000,374
     1,000,000  Federal National Mortgage
                Association Medium Term Notes,
                5.68%, due October 7, 1996                 1,000,296        1,000,296
    32,480,000                                           231,987,885      231,987,885

TOTAL INVESTMENTS - 101.91%                           $  231,987,885   $  231,987,885

Other assets less liabilities - (1.91%)                                    (4,347,592)

TOTAL NET ASSETS - 100.00%
     (equivalent to 1.00 per share;
      1,500,000,000 shares of 0.01 par value
      capital shares authorized;
      227,688,418 shares outstanding)                                  $  227,640,293

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 1996

                                                                      Prime                    Federal
                                                                      Portfolio                Portfolio
ASSETS:
     Investment securities, at market value                    $    331,287,799          $    231,987,885
     Interest receivable                                                329,825                   236,387
               Total assets                                         331,617,624               232,224,272
LIABILITIES AND NET ASSETS:
     Disbursements in excess of demand deposit cash                   1,267,409                 4,566,280
     Other liabilities                                                   18,421                    17,699
               Total liabilities                                      1,285,830                 4,583,979
NET ASSETS                                                     $    330,331,794          $    227,640,293


NET ASSETS CONSIST OF:
     Capital (capital stock and paid-in capital)               $    330,364,840          $    227,689,078
     Accumulated net realized loss on
      investment transactions                                           (33,046)                  (48,785)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                    $    330,331,794          $    227,640,293

Capital shares, $0.01 par value
     Authorized                                                   1,500,000,000             1,500,000,000

     Outstanding                                                    330,361,477               227,688,418

NET ASSET VALUE PER SHARE                                             $    1.00                 $    1.00

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statement of Operations
Year Ended June 30, 1996

                                                                    Prime                     Federal
                                                                    Portfolio                 Portfolio
INVESTMENT INCOME:
     Income:
          Interest                                             $    17,787,772            $    12,706,413

     Expenses:
          Management fees                                            1,573,156                  1,134,559
          Government fees                                               23,043                     19,771
                                                                     1,596,199                  1,154,330
          Net investment income                                     16,191,573                 11,552,083

REALIZED LOSS ON INVESTMENTS:
     Realized loss from investment transactions:
          Proceeds from sales of investments                      5,856,422,761             5,902,337,054
          Cost of investments sold                                5,856,422,761             5,902,337,054
               Net realized loss from
                investment transactions                                  -                        -
               Increase in net assets resulting from
                operations                                      $    16,191,573           $    11,552,083

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statements of Changes in Net Assets
For The Two Years Ended June 30, 1996

                                                                     Prime                   Federal
                                                                     Portfolio               Portfolio
INCREASE IN NET ASSETS FROM OPERATIONS:
     Net investment income                                      $    10,169,309          $      9,474,283
     Net realized loss from investment transactions                     (29,424)                  (27,752)
          Net increase in net assets resulting
           from operations                                           10,139,885                 9,446,531
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                          (10,169,309)               (9,474,283)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold ($1.00 per share)                    525,233,291               369,926,500
     Net asset value of shares issued for reinvestment of
      distributions ($1.00 per share)                                 1,242,170                   603,541
                                                                    526,475,461               370,530,041
     Cost of shares redeemed ($1.00 per share)                     (453,266,957)             (382,978,355)
          Net increase (decrease) from
          capital share transactions                                 73,208,504              (12,448,314)
               Total increase (decrease) in net assets               73,179,080              (12,476,066)
NET ASSETS - June 30, 1994                                          172,287,625              195,147,667
NET ASSETS - June 30, 1995                                     $    245,466,705          $   182,671,601

INCREASE IN NET ASSETS FROM OPERATIONS:
     Net investment income                                     $    16,191,573           $    11,552,083
     Net realized loss from investment transactions                     -                         -
          Net increase in net assets resulting
           from operations                                          16,191,573                11,552,083
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                         (16,191,573)              (11,552,083)
INCREASE FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold ($1.00 per share)                   740,092,127               534,279,487
     Net asset value of shares issued for
      reinvestment of distributions ($1.00 per share)                3,273,738                 1,378,932
                                                                   743,365,865               535,658,419
     Cost of shares redeemed ($1.00 per share)                    (658,500,776)             (490,689,727)
          Net increase from capital share transactions              84,865,089                44,968,692
               Total increase  in net assets                        84,865,089                44,968,692
NET ASSETS - June 30, 1995                                         245,466,705               182,671,601
NET ASSETS - June 30, 1996                                     $   330,331,794           $   227,640,293

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate fund. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required. At June 30, 1996, the Fund has accumulated net realized losses on sales of investments for federal income tax purposes of $33,046 (Prime Portfolio) and $48,785 (Federal Portfolio), which are available to offset future taxable gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the year ended June 30, 1996, were as follows:
                        Other than
                        U.S. Government         U.S. Government
                        Securities              Securities
Prime Portfolio
Purchases               $5,565,382,091          $ 363,587,534
Proceeds from sales      5,494,081,477            362,341,284

Federal Portfolio
Purchases               $3,041,791,676          2,897,883,000
Proceeds from sales      3,021,909,054          2,880,428,000

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.


FINANCIAL HIGHLIGHTS

The following table sets forth information as to capital and income changes for a share outstanding for each of the five years in the period ended June 30, 1996:

                                                                1996        1995        1994        1993       1992
PRIME PORTFOLIO
Net asset value, beginning of year                              $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
     Income from investment operations:
          Net investment income                                 0.05        0.05        0.03        0.03        0.04
     Less distributions:
          Dividends from net investment income                  (0.05)      (0.05)      (0.03)      (0.03)      (0.04)
Net asset value, end of year                                    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
Total Return                                                    5%          5%          3%          3%          5%

Ratios/Supplemental Data
Net assets, end of year (in millions)                           $ 330       $ 245       $ 172       $ 214       $ 209
Ratio of expenses to average net assets                         0.51%       0.51%       0.51%       0.51%       0.51%
Ratio of net investment income to average net assets            5.16%       5.10%       2.92%       2.87%       4.44%



FEDERAL PORTFOLIO
Net asset value, beginning of year                              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
     Income from investment operations:
          Net investment income                                 0.05        0.05        0.03        0.03        0.04
     Less distributions:
          Dividends from net investment income                  (0.05)      (0.05)      (0.03)      (0.03)      (0.04)
Net asset value, end of year                                    $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
Total Return                                                    5%          5%          3%          3%          5%

Ratios/Supplemental Data
Net assets, end of year (in millions)                           $ 228       $ 183       $ 195       $ 271       $ 250
Ratio of expenses to average net assets                         0.51%       0.51%       0.50%       0.50%       0.51%
Ratio of net investment income to average net assets            5.09%       4.97%       2.81%       2.81%       4.43%

See accompanying Notes to Financial Statements.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Scout Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Scout Money Market Fund, Inc., including the statement of net assets, as of June 30, 1996, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended June 30, 1995 and the financial highlights for each of the four years ended June 30, 1995, were audited by other auditors whose report dated August 4, 1995 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of June 30, 1996 by confirmation, or by the application of alternative auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation and the financial highlights. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scout Money Market Fund, Inc. as of June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

GEO. S. OLIVE & CO. LLC

Evansville, Indiana
September 9, 1996


This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

Board of Directors
and Officers

Board of Directors
     Larry D. Armel
     William E. Hoffman, D.D.S.
     Eric T. Jager
     Stephen F. Rose
     Stuart Wien

Officers
     Larry D. Armel, President
     P. Bradley Adams, Vice President & Treasurer
     Michael A. Brummel, Vice President
     Martin A. Cramer, Vice President & Secretary
     John G. Dyer, Vice President

Investment Counsel
     UMB Bank, n.a., Kansas City, Missouri

Auditors
     Geo. S. Olive & Co. LLC, Evansville, Indiana

Legal Counsel
     Stradley, Ronon, Stevens & Young,
     Philadelphia, Pennsylvania
     John G. Dyer, Kansas City, Missouri

Custodian
     UMB Bank, n.a., Kansas City, Missouri


Jones & Babson
Mutual Funds

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862